Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the nine months ended
	July 31, 2024 (1)				April 30, 2024 (1)				July 31, 2023 (1)				July 31, 2024 (1)				July 31, 2023 (1)
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (2)	$13,657		$10,763		$13,321		$10,452		$13,124		$10,058		$40,517		$31,829		$37,484		$27,960
Measured at FVOCI (2)	1,573		–		1,455		–		1,003		–		4,387		–		2,737		–
	15,230		10,763		14,776		10,452		14,127		10,058		44,904		31,829		40,221		27,960
Other	453	(3)	58	(4)	436	(3)	66	(4)	562	(3)	58	(4)	1,430	(3)	176	(4)	1,494	(3)	159	(4)
Total	$15,683		$10,821		$15,212		$10,518		$14,689		$10,116		$46,334		$32,005		$41,715		$28,119
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(2)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(3)	Includes dividend income on equity securities.
(4)
Includes interest on lease liabilities for the three months ended July 31, 2024 – $29 (April 30, 2024 – $30; July 31, 2023 – $29) and for the nine months ended July 31, 2024 – $89 (July 31, 2023 –$84) and insurance finance expense for the three months ended July 31, 2024 – $7 (April 30, 2024 – $8; July 31, 2023 – $7) and for the nine months ended July 31, 2024 – $22 (July 31, 2023 –$19).